Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss attributable to common shareholders - basic	$ (22,492,075)	$ (31,095,029)
Net loss attributable to common shareholders - diluted	$ (22,492,075)	$ (31,095,029)
Weighted average shares - basic	3,782,998	445,817
Weighted average shares - diluted	3,782,998	445,817
Net loss per share attributable to common stock - basic	$ (5.95)	$ (69.75)
Net loss per share attributable to common stock - diluted	$ (5.95)	$ (69.75)